Employee Benefits - Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2021 employee $ / shares
Disclosure of defined benefit plans [line items]
Volatility (in percent)	54.00%
Bottom of range
Disclosure of defined benefit plans [line items]
Fair value of underlying stock (in dollars per share) | $ / shares	$ 2.97
Volatility (in percent)	63.40%
Risk free interest rate (in percent)	0.12%
Dividend yield (in percent)	0.00%
Expected term (in years) | employee	10.00
Top of range
Disclosure of defined benefit plans [line items]
Fair value of underlying stock (in dollars per share) | $ / shares	$ 9.20
Volatility (in percent)	70.00%
Risk free interest rate (in percent)	1.68%
Dividend yield (in percent)	0.00%
Expected term (in years) | employee	14.50